Provisions for Legal Proceedings (Tables)	12 Months Ended
Dec. 31, 2024
Provisions for Legal Proceedings [Abstract]
Schedule of Breakdown Liabilities

The Group is party to several lawsuits arising in the ordinary course of business for which provisions are recognized for these deemed probable based on estimated costs determined by management as follows:

	December 31, 2024	December 31, 2023
Current liabilities	280,804	197,440
Non-current liabilities	216,659	315,953
	497,463	513,393

Schedule of Provisions are Recognized Based on Estimated Cost
	December 31, 2024				December 31, 2023
	Labor	Civil	Tax and Social Security	Total	Labor	Civil	Tax and Social Security	Total

Brasil	87,075	59,796	68,516	215,387	107,940	73,502	133,006	314,448
USA	—	280,804	—	280,804	—	197,439	—	197,439
Others jurisdictions	52	44	1,176	1,272	64	48	1,394	1,506
Total	87,127	340,644	69,692	497,463	108,004	270,989	134,400	513,393

Schedule of Changes in Provisions
Jurisdiction	Balance at January 1, 2024	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2024

Brazil	107,940	65,901	(69,751)	6,913	(23,928)	87,075
Other jurisdictions	64	5	(4)	—	(13)	52
Total	108,004	65,906	(69,755)	6,913	(23,941)	87,127

Jurisdiction	Balance at January 1, 2023	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2023

Brazil	99,187	61,302	(68,781)	9,864	6,368	107,940
Other jurisdictions	83	(467)	(669)	(210)	1,327	64
Total	99,270	60,835	(69,450)	9,654	7,695	108,004

Jurisdiction	Balance at January 1, 2022	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2022

Brazil	96,512	47,500	(61,130)	18,618	(2,313)	99,187
Other jurisdictions	39	271	(269)	(8,996)	9,038	83
Total	96,551	47,771	(61,399)	9,622	6,725	99,270
Jurisdiction	Balance at January 1, 2024	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2024

Brazil	73,502	15,941	(19,414)	6,551	(16,784)	59,796
USA	197,439	259,515	(176,150)	—	—	280,804
Other jurisdictions	48	6	(4)	—	(6)	44
Total	270,989	275,462	(195,568)	6,551	(16,790)	340,644

Jurisdiction	Balance at January 1, 2023	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2023

Brazil	48,539	28,407	(21,032)	14,234	3,354	73,502
USA	174,239	113,500	(90,300)	—	—	197,439
Other jurisdictions	22	1,102	(3,008)	758	1,174	48
Total	222,800	143,009	(114,340)	14,992	4,528	270,989
Jurisdiction	Balance at January 1, 2022	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2022

Brazil	41,291	5,377	(5,231)	4,325	2,777	48,539
USA	239,838	101,446	(167,045)	—	—	174,239
Other jurisdictions	6	8	(23)	4	27	22
Total	281,135	106,831	(172,299)	4,329	2,804	222,800
Jurisdiction	Balance at January 1, 2024	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2024

Brazil	133,006	(39,353)	(5,491)	5,631	(25,277)	68,516
Other jurisdictions	1,394	270	—	(218)	(270)	1,176
Total	134,400	(39,083)	(5,491)	5,413	(25,547)	69,692

Jurisdiction	Balance at January 1, 2023	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2023

Brazil	104,126	4,514	(603)	14,085	10,884	133,006
Other jurisdictions	1,294	259	(101)	2,142	(2,200)	1,394
Total	105,420	4,773	(704)	16,227	8,684	134,400

Jurisdiction	Balance at January 1, 2022	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2022

Brazil	99,621	(9,671)	(3,018)	10,501	6,693	104,126
Other jurisdictions	758	288	—	39	209	1,294
Total	100,379	(9,383)	(3,018)	10,540	6,902	105,420

Schedule of Possible Loss Contingent Liabilities

Considering management’s assessment, supported by the opinion of legal advisors, contingencies listed below have the probability of loss considered as possible (but not more likely than not) and due to this classification, no provisions were recognized:

	December 31, 2024	December 31, 2023
Labor	211,591	267,044
Civil	334,851	405,148
Tax	5,773,162	5,346,009
Total	6,319,604	6,018,201